Derecognition of Financial Assets - Summary of Carrying Amount of Transferred Assets Do Not Qualify for Derecognition and Associated Liabilities (Parenthetical) (Detail) - Securitisations [member] - CAD ($)
$ in Millions
	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Fair value of transferred assets	$ 22,753	$ 22,833	$ 23,379
Fair value of associated liabilities	22,153	22,207	23,254
Net position	$ 600	$ 626	$ 125